GOODWILL AND OTHER INTANGIBLE ASSETS (Details 2)	12 Months Ended
Dec. 31, 2022
Weighted-Average Amortization period	5 years 10 months 24 days
Capitalized Software [Member]
Weighted-Average Amortization period	3 years 2 months 12 days
Customer Relationships [Member]
Weighted-Average Amortization period	4 years
Acquired Technology [Member]
Weighted-Average Amortization period	5 years